Related party transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure of transactions between related parties [line items]
Fixed salaries and benefits	$ 3,932	$ 3,247
Variable incentive-based compensation	11,991	8,715
Share-based compensation	738	1,817
Remuneration of directors and other key management personnel	$ 16,661	$ 13,779
Key management personnel of entity or parent [member] | DSU Plan
Disclosure of transactions between related parties [line items]
Vesting period	3 years
Number of DSU's issued during the year (shares) | shares	10,592	3,559